Madison Funds | January 31, 2020

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 95.7%
Bond Funds - 66.1%
Baird Aggregate Bond Fund Institutional Shares		622,238	$7,099,739
iShares 20+ Year Treasury Bond ETF		27,757	4,049,746
iShares 7-10 Year Treasury Bond ETF		34,534	3,938,257
Madison Core Bond Fund Class Y (A)		1,086,968	11,228,384
Madison Corporate Bond Fund Class Y (A)		346,961	4,257,217
Vanguard Short-Term Corporate Bond ETF (B)		94,324	7,712,873
Vanguard Short-Term Treasury ETF		114,941	7,030,941
			45,317,157
Foreign Stock Funds - 6.6%
iShares Edge MSCI Minimum Volatility EAFE ETF		22,965	1,706,299
Vanguard FTSE All-World ex-U.S. ETF		33,068	1,716,891
Vanguard FTSE Emerging Markets ETF		26,868	1,128,725
			4,551,915
Stock Funds - 23.0%
iShares Core S&P Mid-Cap ETF		385	77,177
iShares Edge MSCI Minimum Volatility USA ETF		5,084	341,340
iShares MSCI EAFE Small-Cap ETF		5,652	338,611
JPMorgan BetaBuilders Japan ETF		13,587	324,865
Madison Dividend Income Fund Class Y (A)		209,636	5,777,575
Madison Investors Fund Class Y (A)		251,891	5,916,917
Madison Mid Cap Fund Class Y (A)		69,891	817,720
Vanguard Health Care ETF (B)		7,381	1,379,878
Vanguard Information Technology ETF (B)		3,172	806,259
			15,780,342
Total Investment Companies ( Cost $61,039,704 )			65,649,414
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (C)		3,064,694	3,064,694
State Street Navigator Securities Lending Government Money Market Portfolio,1.59% (C) (D)		1,936,144	1,936,144
Total Short-Term Investments ( Cost $5,000,838 )			5,000,838
TOTAL INVESTMENTS - 103.0% ( Cost $66,040,542 )			70,650,252
NET OTHER ASSETS AND LIABILITIES - (3.0%)			(2,031,303)
TOTAL NET ASSETS - 100.0%			$68,618,949
(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $1,867,285, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund.

Madison Funds | January 31, 2020

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 93.2%
Bond Funds - 41.6%
Baird Aggregate Bond Fund Institutional Shares	910,107	$10,384,322
iShares 20+ Year Treasury Bond ETF	42,955	6,267,134
iShares 7-10 Year Treasury Bond ETF	44,607	5,086,982
Madison Core Bond Fund Class Y (A)	1,363,139	14,081,224
Vanguard Short-Term Corporate Bond ETF	164,105	13,418,866
Vanguard Short-Term Treasury ETF	123,517	7,555,535
		56,794,063
Foreign Stock Funds - 11.8%
iShares Edge MSCI Minimum Volatility EAFE ETF	64,356	4,781,651
SPDR S&P Emerging Asia Pacific ETF (B)	26,521	2,589,794
Vanguard FTSE All-World ex-U.S. ETF	91,850	4,768,852
Vanguard FTSE Emerging Markets ETF	61,826	2,597,310
Vanguard FTSE Europe ETF	23,767	1,349,728
		16,087,335
Stock Funds - 39.8%
iShares Core S&P Mid-Cap ETF	752	150,746
iShares MSCI EAFE Small-Cap ETF	22,611	1,354,625
JPMorgan BetaBuilders Japan ETF	42,274	1,010,771
Madison Dividend Income Fund Class Y (A)	643,519	17,735,374
Madison Investors Fund Class Y (A)	789,159	18,537,346
Madison Mid Cap Fund Class Y (A)	475,597	5,564,481
SPDR S&P Oil & Gas Exploration & Production ETF	68,866	1,319,472
Vanguard Health Care ETF (B)	27,508	5,142,621
Vanguard Information Technology ETF (B)	14,316	3,638,841
		54,454,277
Total Investment Companies ( Cost $114,003,253 )		127,335,675
SHORT-TERM INVESTMENTS - 11.9%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (C)	9,308,034	9,308,034
State Street Navigator Securities Lending Government Money Market Portfolio, 1.59% (C) (D)	6,862,843	6,862,843
Total Short-Term Investments ( Cost $16,170,877 )		16,170,877
TOTAL INVESTMENTS - 105.1% ( Cost $130,174,130 )		143,506,552
NET OTHER ASSETS AND LIABILITIES - (5.1%)		(6,920,607)
TOTAL NET ASSETS - 100.0%		$136,585,945

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $6,586,215, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 91.2%
Bond Funds - 21.8%
iShares 20+ Year Treasury Bond ETF		11,813	$1,723,517
iShares 7-10 Year Treasury Bond ETF		11,130	1,269,265
Madison Core Bond Fund Class Y (A)		421,485	4,353,939
Vanguard Short-Term Corporate Bond ETF		44,461	3,635,576
Vanguard Short-Term Treasury ETF		47,246	2,890,038
			13,872,335
Foreign Stock Funds - 16.7%
iShares Edge MSCI Minimum Volatility EAFE ETF		36,858	2,738,549
SPDR S&P Emerging Asia Pacific ETF (B)		18,746	1,830,560
Vanguard FTSE All-World ex-U.S. ETF		63,456	3,294,635
Vanguard FTSE Emerging Markets ETF		43,700	1,835,837
Vanguard FTSE Europe ETF		16,659	946,065
			10,645,646
Stock Funds - 52.7%
iShares Core S&P Mid-Cap ETF		333	66,753
iShares Edge MSCI Minimum Volatility USA ETF		4,893	328,516
iShares MSCI EAFE Small-Cap ETF		21,243	1,272,668
JPMorgan BetaBuilders Japan ETF		33,042	790,034
Madison Dividend Income Fund Class Y (A)		366,469	10,099,888
Madison Investors Fund Class Y (A)		438,500	10,300,359
Madison Mid Cap Fund Class Y (A)		345,198	4,038,813
SPDR S&P Oil & Gas Exploration & Production ETF		48,435	928,015
Vanguard Health Care ETF (B)		17,073	3,191,797
Vanguard Information Technology ETF (B)		10,296	2,617,037
			33,633,880
Total Investment Companies ( Cost $51,465,424 )			58,151,861
SHORT-TERM INVESTMENTS - 18.6%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (C)		5,704,929	5,704,929
State Street Navigator Securities Lending Government Money Market Portfolio,1.59% (C) (D)		6,187,364	6,187,364
Total Short-Term Investments ( Cost $11,892,293 )			11,892,293
TOTAL INVESTMENTS - 109.8% ( Cost $63,357,717 )			70,044,154
NET OTHER ASSETS AND LIABILITIES - (9.8%)			(6,252,975)
TOTAL NET ASSETS - 100.0%			$63,791,179

(A)	Affiliated Company.
(B)
All or a portion of these securities, with an aggregate fair value of $5,926,898, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 99.7%
Airport - 3.2%
Metropolitan Washington Airports Authority Revenue, 5%, 10/1/21	$100,000	$106,715
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	500,000	612,850
		719,565
Development - 3.2%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	177,714
Norfolk Economic Development Authority, (Prerefunded 11/1/22 @ $100), 5%, 11/1/29	480,000	531,926
		709,640
Education - 10.6%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	228,595
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	501,020
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	561,585
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	433,017
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	330,895
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	292,475
		2,347,587
Facilities - 6.7%
Henry County Virginia Industrial Development Authority, 4.125%, 11/1/50	250,000	277,365
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	121,168
Prince Edward County Industrial Development Authority, 5%, 9/1/32	405,000	502,621
Stafford County & Staunton Industrial Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	30,000	30,050
Western Regional Jail Authority, (Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	272,477
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	275,306
		1,478,987
General - 15.7%
Chesterfield County Economic Development Authority Revenue, Series B, 3%, 4/1/38	285,000	301,208
James City County Economic Development Authority, 5%, 6/15/30	500,000	649,710
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	908,138
Virginia Beach Development Authority, 5%, 9/1/28	100,000	120,287
Virginia Beach Development Authority, 5%, 9/1/29	125,000	149,781
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	268,188
Virginia Public Building Authority, Series B, 5%, 8/1/25	235,000	286,865
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	322,830
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	143,115
Wise County Industrial Development Authority Revenue, 5%, 11/1/20	100,000	102,970
Wise County Industrial Development Authority Revenue, 5%, 11/1/21	100,000	106,834
Wise County Industrial Development Authority Revenue, 5%, 11/1/22	100,000	110,612
		3,470,538
General Obligation - 29.5%
City of Alexandria VA, (ST AID WITHHLDG), 5%, 7/15/27	150,000	188,454
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	128,884
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	217,035
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	403,432
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WTHHLDG), 5%, 8/1/47	455,000	600,213
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	514,641
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	83,507

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	101,843
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	469,752
City of Roanoke VA, Series A, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	230,000
City of Virginia Beach VA, Series A, (ST AID WITHHLDG), 5%, 7/15/21	200,000	212,002
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	323,400
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	568,330
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	206,808
County of Arlington VA, Series A, 5%, 8/15/30	600,000	750,744
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	270,782
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	518,392
County of Henrico VA, 5%, 7/15/25	150,000	152,813
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	111,494
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	232,094
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	108,119
Town of Leesburg VA, Series A, (Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	140,300
		6,533,039
Medical - 7.9%
Lynchburg Economic Development Authority, Series A, (Central Health), 4%, 1/1/47	260,000	280,017
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	525,466
Prince William County Industrial Development Authority, Series B, 4%, 11/1/22	300,000	324,516
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	311,428
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	302,973
		1,744,400
Power - 1.5%
Puerto Rico Electric Power Authority, Series V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	331,989

Transportation - 9.4%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	580,615
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	115,009
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	85,000	89,470
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	109,307
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	244,568
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	592,416
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	256,934
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	105,521
		2,093,840
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	333,474

Water - 10.5%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	598,635
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	187,342
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	204,725
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	163,317
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	528,867
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	322,480
Prince William County Service Authority, 5%, 7/1/22	250,000	274,805
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	35,000	37,482
		2,317,653

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Tax-Free Virginia Fund Portfolio of Investments (unaudited)

TOTAL INVESTMENTS - 99.7% ( Cost $20,725,696 )		22,080,712
NET OTHER ASSETS AND LIABILITIES - 0.3%		60,337
TOTAL NET ASSETS - 100.0%		$22,141,049

ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.1%
Alabama - 3.1%
Lee County Board of Education Authority Revenue, 4%, 2/1/28	$490,000	$559,463
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	190,369
		749,832
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	210,495

California - 0.6%
Los Angeles County Metropolitan Transportation Authority, 5%, 7/1/40	120,000	150,247

Colorado - 2.1%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	509,052

Florida - 7.2%
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	515,190
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	581,826
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	320,310
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	303,525
		1,720,851
Georgia - 3.2%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	430,872
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	322,979
		753,851
Hawaii - 2.2%
State of Hawaii, General Obligation, Series EY, 5%, 10/1/25	435,000	534,045

Idaho - 2.3%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	560,645

Illinois - 6.5%
City of Chicago IL Waterworks Revenue, 5%, 11/1/20	150,000	154,262
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	658,731
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	530,366
Regional Transportation Authority, Series A, (AMBAC, GO of AUTH) *, 7.2%, 11/1/20	40,000	41,824
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	172,159
		1,557,342
Indiana - 2.5%
Vanderburgh County Redevelopment District, (AGM), 5%, 2/1/26	500,000	608,140

Iowa - 2.0%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	481,408

Kansas - 3.6%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	609,119
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	250,001
		859,120

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Kentucky - 2.2%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	519,916

Michigan - 3.1%
Detroit City School District, General Obligation, Series A, (FGIC, Q-SBLF), 6%, 5/1/20	400,000	404,756
Redford Unified School District No. 1, General Obligation, (AMBAC, Q-SBLF) *, 5%, 5/1/22	320,000	336,522
		741,278
Mississippi - 2.5%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	593,275

Missouri - 2.0%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	482,092

New Jersey - 5.5%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	498,586
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	328,633
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	335,417
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	166,092
		1,328,728
New York - 4.2%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	125,458
New York State Dormitory Authority, Series 1, (BHAC-CR, AMBAC) *, 5.5%, 7/1/31	250,000	335,688
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	545,581
		1,006,727
North Carolina - 3.7%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	578,070
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	318,006
		896,076
Ohio - 2.4%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	580,245

Oklahoma - 6.5%
Caddo County Governmental Building Authority Revenue, 5%, 9/1/40	500,000	597,160
Elk City Industrial Authority, 4%, 5/1/30	435,000	523,766
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	426,444
		1,547,370
Pennsylvania - 1.8%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	432,208

South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	253,594

Tennessee - 2.3%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	426,888
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	129,937
		556,825

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

Texas - 10.9%
Beaumont Independent School District, General Obligation, (Prerefunded 2/15/21 @ $100), (PSF-GTD), 4.75%, 2/15/38	300,000	312,042
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	674,591
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	585,575
Mueller Local Government Corp., 5%, 9/1/25	500,000	501,540
Red River Education Finance Corp., REF-ST Edwards University Project., 5%, 6/1/21	300,000	313,353
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	220,016
		2,607,117
Utah - 1.6%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	392,899

Virginia - 6.9%
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	500,000	644,960
James City County Economic Development Authority, 5%, 6/15/22	250,000	273,673
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	105,521
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	313,000
Western Regional Jail Authority, 5%, 12/1/34	250,000	308,622
		1,645,776
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	236,488

West Virginia - 2.3%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	551,205

Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	451,960
TOTAL INVESTMENTS - 98.1% ( Cost $21,896,969 )		23,518,807
NET OTHER ASSETS AND LIABILITIES - 1.9%		453,957
TOTAL NET ASSETS - 100.0%		$23,972,764

*
This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
MBIA	MBIA Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 40.9%
Consumer Discretionary - 2.5%
Target Corp., 2.9%, 1/15/22	$2,000,000	$2,052,356
Target Corp., 3.5%, 7/1/24	305,000	330,272
		2,382,628
Consumer Staples - 1.6%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,512,035

Energy - 1.3%
Chevron Corp., 2.427%, 6/24/20	1,250,000	1,252,426

Financials - 21.0%
American Express Credit Corp., MTN, 2.7%, 3/3/22	1,000,000	1,020,343
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,750,000	1,787,587
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,000,000	1,016,202
Berkshire Hathaway Finance Corp., 2.9%, 10/15/20	500,000	503,948
BlackRock Inc., 3.5%, 3/18/24	1,500,000	1,613,853
Goldman Sachs Bank USA, 3.2%, 6/5/20	1,000,000	1,005,121
Huntington National Bank/The, 3.55%, 10/6/23	1,000,000	1,059,667
John Deere Capital Corp., MTN, 2.65%, 1/6/22	1,500,000	1,528,564
JPMorgan Chase & Co., 2.972%, 1/15/23	1,500,000	1,534,317
Morgan Stanley, 2.8%, 6/16/20	1,750,000	1,756,383
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,341,523
State Street Corp.(SOFR + 0.940%) (A), 2.354%, 11/1/25	1,750,000	1,781,729
Truist Financial Corp., MTN, 2.85%, 10/26/24	1,000,000	1,043,469
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,250,000	1,273,259
Wells Fargo & Co., MTN, (3M USD LIBOR + 0.825%) (A), 2.406%, 10/30/25	2,000,000	2,031,093
		20,297,058
Health Care - 3.2%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,523,483
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,551,025
		3,074,508
Industrials - 0.5%
Caterpillar Inc., 3.9%, 5/27/21	500,000	514,840

Information Technology - 10.8%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,536,212
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,508,553
Intel Corp., 3.3%, 10/1/21	1,750,000	1,799,883
Microsoft Corp., 3%, 10/1/20	1,250,000	1,261,949
Microsoft Corp., 2.875%, 2/6/24	500,000	524,158
salesforce.com Inc., 3.25%, 4/11/23	2,000,000	2,098,091
Visa Inc., 2.2%, 12/14/20	1,700,000	1,707,276
		10,436,122
Total Corporate Notes and Bonds ( Cost $38,725,289 )		39,469,617

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

High Quality Bond Fund Portfolio of Investments (unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 57.6%
Fannie Mae - 4.1%
1.375%, 10/7/21	4,000,000	3,999,456

Freddie Mac - 4.2%
2.375%, 1/13/22	4,000,000	4,076,092

U.S. Treasury Notes - 49.3%
3.625%, 2/15/20	2,250,000	2,251,450
1.625%, 3/15/20	3,500,000	3,499,940
1.375%, 3/31/20	2,600,000	2,598,939
2.000%, 7/31/20	3,000,000	3,005,859
1.375%, 8/31/20	3,000,000	2,996,484
2.625%, 11/15/20	3,000,000	3,024,961
1.625%, 5/31/23	1,000,000	1,010,352
2.500%, 8/15/23	3,000,000	3,123,164
2.750%, 11/15/23	3,000,000	3,158,437
2.125%, 2/29/24	1,000,000	1,031,875
2.375%, 8/15/24	3,300,000	3,451,723
2.250%, 11/15/24	2,000,000	2,084,766
2.125%, 5/15/25	4,000,000	4,156,875
1.625%, 5/15/26	2,000,000	2,026,250
1.500%, 8/15/26	2,500,000	2,512,598
2.250%, 11/15/27	2,750,000	2,910,596
2.375%, 5/15/27	4,450,000	4,738,033
		47,582,302
Total U.S. Government and Agency Obligations ( Cost $54,316,275 )		55,657,850
	Shares
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (B)	1,138,733	1,138,733
Total Short-Term Investments ( Cost $1,138,733 )		1,138,733

TOTAL INVESTMENTS - 99.7% ( Cost $94,180,297 )		96,266,200
NET OTHER ASSETS AND LIABILITIES - 0.3%		283,048
TOTAL NET ASSETS - 100.0%		$96,549,248

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2020.
(B)	7-day yield.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 5.9%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 1.996%, 5/15/23	$325,000	$325,516
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,930
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	454,357	455,048
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	393,674	399,005
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	279,330	284,400
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	361,080
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	401,568
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	550,000	551,476
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	92,865	92,882
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	1,007,712
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	503,074
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	275,000	278,289
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	999,967
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	830,000	846,489
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	352,904
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	303,417
Total Asset Backed Securities ( Cost $7,173,328 )		7,266,757
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A), 2.879%, 7/25/49	540,851	546,185
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,349,427	131,006
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	758,498	802,803
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	884,055	945,235
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	194,536	215,708
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	143,511	164,542
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	204,823	205,413
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	457,474	12,028
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	490,754	505,387
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,789,608	122,913
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,441,839	78,080
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	137,516	137,994
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	437,055	440,486
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (C), 4%, 11/25/49	400,667	408,430
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	167,111	168,520
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	707,163	720,847
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	565,056	568,886
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	563,795	567,268
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	472,085	483,297
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (C), 4%, 4/25/49	344,233	352,193
Total Collateralized Mortgage Obligations ( Cost $7,775,830 )		7,577,221
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.5%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	500,000	532,126
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.727%, 1/25/22	22,013,357	205,360
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	422,677
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,054,701
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.434%, 9/25/26	15,757,282	286,854

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,084,248
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	750,000	781,755
Total Commercial Mortgage-Backed Securities ( Cost $4,151,052 )		4,367,721
CORPORATE NOTES AND BONDS - 25.2%
Communication Services - 2.2%
AT&T Inc., 4.75%, 5/15/46	500,000	578,904
Comcast Corp., 4.7%, 10/15/48	250,000	321,103
Mars Inc. (A), 3.875%, 4/1/39	400,000	471,669
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	218,750	220,527
Verizon Communications Inc., 4.4%, 11/1/34	500,000	598,616
Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	266,608
Vodafone Group PLC (D), 5%, 5/30/38	250,000	300,698
		2,758,125
Consumer Discretionary - 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	528,333
D.R. Horton Inc., 2.55%, 12/1/20	500,000	502,868
Discovery Communications LLC, 5%, 9/20/37	500,000	580,127
DISH DBS Corp., 6.75%, 6/1/21	250,000	262,188
Expedia Group Inc. (A), 3.25%, 2/15/30	500,000	491,483
Lennar Corp., 4.75%, 4/1/21	500,000	511,875
Lowe's Cos. Inc., 4.55%, 4/5/49	500,000	601,442
QVC Inc., 4.75%, 2/15/27	250,000	252,307
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	539,183
		4,269,806
Consumer Staples - 0.4%
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	501,581

Energy - 4.1%
Antero Resources Corp. (E), 5.625%, 6/1/23	300,000	216,000
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	422,852
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	424,755
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	316,000
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	537,169
Kinder Morgan Inc., 5.55%, 6/1/45	500,000	599,163
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	641,147
MPLX L.P., 4.8%, 2/15/29	250,000	277,788
Occidental Petroleum Corp., 3.5%, 8/15/29	500,000	515,823
Occidental Petroleum Corp., 4.4%, 8/15/49	250,000	256,723
Unit Corp., 6.625%, 5/15/21	400,000	176,250
Valero Energy Corp., 6.625%, 6/15/37	500,000	674,896
		5,058,566
Financials - 7.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.875%, 1/23/28	500,000	529,015
Air Lease Corp., 3.75%, 2/1/22	300,000	309,581
American Express Co., 4.2%, 11/6/25	650,000	728,813
American International Group Inc., 4.75%, 4/1/48	500,000	618,308
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	510,739
Bank of Montreal (D), 3.3%, 2/5/24	325,000	342,797

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

Capital One Financial Corp., 3.3%, 10/30/24	600,000	632,928
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	490,684
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	850,000	893,105
Huntington Bancshares Inc., 2.55%, 2/4/30	300,000	301,384
Huntington National Bank/The, 3.55%, 10/6/23	500,000	529,833
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	279,392
JPMorgan Chase & Co., 3.125%, 1/23/25	500,000	527,503
M&T Bank Corp., 3.55%, 7/26/23	250,000	265,615
Mitsubishi UFJ Financial Group Inc. (D), 3.195%, 7/18/29	500,000	529,325
Morgan Stanley, 4.3%, 1/27/45	500,000	612,709
PNC Bank NA, 2.7%, 10/22/29	250,000	257,472
Regions Financial Corp., 2.75%, 8/14/22	600,000	613,490
State Street Corp., (SOFRRATE + 1.490%) (B), 3.031%, 11/1/34	250,000	259,921
		9,232,614
Health Care - 2.1%
AbbVie Inc., 3.75%, 11/14/23	400,000	425,722
Allergan Sales LLC (A), 5%, 12/15/21	200,000	209,641
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	409,219
Cigna Corp., 4.9%, 12/15/48	500,000	610,943
CVS Health Corp., 5.125%, 7/20/45	500,000	602,765
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	274,636
		2,532,926
Industrials - 1.8%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	650,000	712,217
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	528,146
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	260,000
WRKCo Inc., 3.9%, 6/1/28	700,000	758,657
		2,259,020
Information Technology - 1.7%
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	488,795
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	500,000	532,455
PayPal Holdings Inc., 2.4%, 10/1/24	500,000	509,717
Salesforce.com Inc., 3.7%, 4/11/28	500,000	559,074
		2,090,041
Materials - 0.2%
Arconic Inc., 5.125%, 10/1/24	200,000	215,954

Real Estate - 0.5%
Store Capital Corp., 4.5%, 3/15/28	500,000	562,175

Utilities - 1.2%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	350,000	360,770
Duke Energy Corp., 3.75%, 9/1/46	500,000	534,134
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	263,597
PacifiCorp., 4.15%, 2/15/50	250,000	300,431
		1,458,932
Total Corporate Notes and Bonds ( Cost $28,682,798 )		30,939,740

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

LONG TERM MUNICIPAL BONDS - 1.1%
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,366,025
Total Long Term Municipal Bonds ( Cost $1,250,000 )		1,366,025
MORTGAGE BACKED SECURITIES - 24.0%
Fannie Mae - 13.1%
3%, 9/1/30 Pool # 890696	715,422	740,763
3%, 12/1/30 Pool # AL8924	367,401	380,580
7%, 11/1/31 Pool # 607515	5,983	6,757
3.5%, 12/1/31 Pool # MA0919	251,807	264,248
6.5%, 3/1/32 Pool # 631377	22,410	24,839
6.5%, 5/1/32 Pool # 636758	1,902	2,112
7%, 5/1/32 Pool # 644591	502	517
6.5%, 6/1/32 Pool # 545691	51,890	58,631
3.5%, 8/1/32 Pool # MA3098	470,727	492,721
3.5%, 9/1/32 Pool # MA3126	310,987	325,222
5.5%, 11/1/33 Pool # 555880	56,947	63,886
5%, 5/1/34 Pool # 780890	23,990	26,614
7%, 7/1/34 Pool # 792636	7,202	7,434
2.5%, 10/1/34 Pool # MA3797	241,165	245,538
4%, 2/1/35 Pool # MA2177	591,952	632,879
5%, 8/1/35 Pool # 829670	64,884	71,880
5%, 9/1/35 Pool # 835699	58,972	65,096
5%, 9/1/35 Pool # 820347	82,752	92,723
3.5%, 12/1/35 Pool # MA2473	731,152	768,146
4.5%, 12/1/35 Pool # 745147	8,941	9,753
5%, 12/1/35 Pool # 850561	20,979	23,288
6%, 11/1/36 Pool # 902510	49,685	57,281
6%, 10/1/37 Pool # 947563	68,024	78,392
6.5%, 12/1/37 Pool # 889072	48,632	55,817
6.5%, 8/1/38 Pool # 987711	112,714	136,381
3%, 11/1/39 Pool # MA3831	493,040	507,268
4%, 9/1/40 Pool # AE3039	620,259	668,171
4%, 1/1/41 Pool # AB2080	504,663	543,455
5.5%, 7/1/41 Pool # AL6588	408,091	460,027
4%, 9/1/41 Pool # AJ1406	330,618	356,570
4%, 10/1/41 Pool # AJ4046	607,946	655,025
3.5%, 11/1/41 Pool # AB3867	272,979	288,603
4%, 3/1/42 Pool # AL1998	890,157	958,845
3.5%, 6/1/42 Pool # AO4134	952,415	1,007,585
3.5%, 8/1/42 Pool # AP2133	573,937	607,041
3%, 9/1/42 Pool # AP6568	89,725	93,403
3.5%, 9/1/42 Pool # AB6228	337,881	357,371
4%, 10/1/42 Pool # AP7363	671,734	721,728
3.5%, 1/1/43 Pool # AQ9326	474,212	509,748
3%, 2/1/43 Pool # AL3072	805,847	839,384
3.5%, 3/1/43 Pool # AT0310	420,277	444,505
3.5%, 4/1/43 Pool # AT2887	394,692	417,550
4%, 1/1/45 Pool # AS4257	173,382	184,620
3.5%, 8/1/45 Pool # AS5645	677,453	709,790

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

4.5%, 10/1/46 Pool # MA2783	124,101	132,577
3%, 1/1/47 Pool # BE0108	582,823	606,705
3.5%, 1/1/49 Pool # MA3574	372,616	384,859
		16,086,328
Freddie Mac - 10.9%
4.5%, 2/1/25 Pool # J11722	80,897	85,326
4.5%, 5/1/25 Pool # J12247	169,349	178,138
8%, 6/1/30 Pool # C01005	498	585
6.5%, 1/1/32 Pool # C62333	20,607	23,063
3.5%, 8/1/32 Pool # C91485	301,316	316,397
4%, 5/1/33 Pool # G18693	850,674	892,439
4.5%, 6/1/34 Pool # C01856	329,263	359,896
2.5%, 10/1/34 Pool # SB8010	1,687,363	1,717,956
6.5%, 11/1/36 Pool # C02660	7,568	8,649
5.5%, 1/1/37 Pool # G04593	182,626	206,240
5.5%, 11/1/37 Pool # A68787	128,739	144,550
5.5%, 12/1/38 Pool # G05267	352,176	395,621
4.5%, 8/1/39 Pool # G08361	429,156	469,152
3.5%, 11/1/40 Pool # G06168	441,961	467,631
4%, 10/1/41 Pool # Q04092	714,082	769,825
4.5%, 3/1/42 Pool # G07491	459,440	502,328
3%, 9/1/42 Pool # C04233	569,219	591,282
3%, 2/1/43 Pool # Q15767	377,595	393,281
3%, 4/1/43 Pool # V80026	383,735	398,585
3%, 4/1/43 Pool # V80025	388,716	403,785
3.5%, 8/1/44 Pool # Q27927	515,987	546,059
3%, 7/1/45 Pool # G08653	621,469	642,647
3.5%, 8/1/45 Pool # Q35614	583,529	616,223
3%, 11/1/45 Pool # G08675	785,991	812,025
3%, 1/1/46 Pool # G08686	815,758	842,793
3%, 10/1/46 Pool # G60722	716,147	743,457
3.5%, 11/1/47 Pool # Q52079	861,688	898,480
		13,426,413
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	7,305	8,389
6.5%, 4/20/31 Pool # 3068	3,658	4,226
4%, 4/15/39 Pool # 698089	30,007	32,164
		44,779
Total Mortgage Backed Securities ( Cost $28,786,247 )		29,557,520
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.2%
U.S. Treasury Bonds - 12.2%
6.625%, 2/15/27	$1,500,000	2,025,527
5.375%, 2/15/31	1,250,000	1,735,547
4.500%, 5/15/38	1,500,000	2,137,910
3.750%, 8/15/41	1,500,000	1,981,172
3.000%, 5/15/45	1,500,000	1,789,043
2.250%, 8/15/46	1,250,000	1,306,152
3.000%, 5/15/47	1,000,000	1,206,602
3.000%, 2/15/48	1,000,000	1,210,273

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

3.375%, 11/15/48	1,250,000	1,624,024
		15,016,250
U.S. Treasury Notes - 18.0%
3.125%, 5/15/21	1,750,000	1,786,709
2.125%, 8/15/21	2,000,000	2,021,641
2.000%, 10/31/21	1,000,000	1,010,625
2.000%, 11/15/21 (F)	3,000,000	3,033,984
2.750%, 2/15/24	1,500,000	1,584,199
2.125%, 3/31/24	1,000,000	1,032,383
2.250%, 11/15/25	2,000,000	2,095,859
1.500%, 8/15/26	2,400,000	2,412,094
2.375%, 5/15/27	1,000,000	1,064,726
2.875%, 5/15/28	2,500,000	2,772,266
2.625%, 2/15/29	3,000,000	3,284,414
		22,098,900
Total U.S. Government and Agency Obligations ( Cost $33,538,892 )		37,115,150
	Shares
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (G)	4,301,007	4,301,007
State Street Navigator Securities Lending Government Money Market Portfolio, 1.59% (G) (H)	219,765	219,765
Total Short-Term Investments ( Cost $4,520,772 )		4,520,772
TOTAL CALL & PUT OPTIONS PURCHASED - 0.0%		8,750
TOTAL INVESTMENTS - 99.8% ( Cost $115,887,789 )		122,719,656
NET OTHER ASSETS AND LIABILITIES - 0.2%		209,855
TOTAL CALL & PUT OPTIONS WRITTEN - 0.0%		(10,000)
TOTAL NET ASSETS - 100.0%		$122,919,511

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.0% of total net assets.
(E)
All or a portion of these securities, with an aggregate fair value of $214,390, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.

(F)	Restricted. The aggregate cost of such securities is $3,018,601. The aggregate value is $3,033,984, representing 2.0% of net assets.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
DAC	Designated Activity Company.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Core Bond Fund Portfolio of Investments (unaudited)

Purchased Option Contracts Outstanding at January 31, 2020
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call Options Purchased
U.S. Treasury Bond Futures	$168.00	02/21/2020	20	20,000	$6,563	$2,873	$3,690

Put Options Purchased
U.S. Treasury Bond Futures	$158.00	02/21/2020	20	20,000	$2,187	$5,997	$(3,810)
Total Options Purchased					8,750	8,870	(120)

Written Option Contracts Outstanding at January 31, 2020
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written - 0.0%
U.S. Treasury Bond Futures	$167.00	02/21/2020	(20)	(20,000)	$(9,375)	$(4,002)	$(5,373)

Put Options Written - 0.0%
U.S. Treasury Bond Futures	$156.00	02/21/2020	(20)	(20,000)	$(625)	$(2,128)	$1,503
Total Options Written, at Value					$(10,000)	$(6,130)	$(3,870)

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 97.2%
Communication Services - 9.5%
AT&T Inc., 4.25%, 3/1/27	$250,000	$278,625
AT&T Inc., 4.75%, 5/15/46	125,000	144,726
Comcast Corp., 4.15%, 10/15/28	100,000	114,716
L3Harris Technologies Inc., 5.054%, 4/27/45	160,000	206,576
Mars Inc. (A), 3.875%, 4/1/39	100,000	117,917
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	43,750	44,106
Verizon Communications Inc., 4.329%, 9/21/28	115,000	133,021
Verizon Communications Inc., 3.875%, 2/8/29	100,000	112,671
Verizon Communications Inc., 4.4%, 11/1/34	200,000	239,446
		1,391,804
Consumer Discretionary - 6.3%
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	100,000	105,356
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	105,667
Discovery Communications LLC, 5%, 9/20/37	100,000	116,026
Expedia Group Inc. (A), 3.25%, 2/15/30	100,000	98,297
General Motors Financial Co. Inc., 3.2%, 7/6/21	75,000	76,176
Harman International Industries Inc., 4.15%, 5/15/25	100,000	108,604
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	102,384
Lowe's Cos. Inc., 4.55%, 4/5/49	100,000	120,288
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	63,669
QVC Inc., 4.75%, 2/15/27	25,000	25,231
		921,698
Consumer Staples - 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc., 4.9%, 2/1/46	100,000	124,282

Energy - 17.0%
Antero Resources Corp., 5.625%, 6/1/23	50,000	36,000
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	105,713
BP Capital Markets America Inc., 3.119%, 5/4/26	100,000	105,757
Chevron Corp., 3.191%, 6/24/23	200,000	209,469
ConocoPhillips Co., 4.15%, 11/15/34	20,000	22,831
Devon Energy Corp., 5.6%, 7/15/41	100,000	120,491
Energy Transfer Operating L.P., 5.25%, 4/15/29	150,000	169,902
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	39,500
Enterprise Products Operating LLC, 4.45%, 2/15/43	100,000	110,986
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	59,894
Helmerich & Payne Inc., 4.65%, 3/15/25	100,000	109,732
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	51,385
Kinder Morgan Inc., 5.55%, 6/1/45	100,000	119,832
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	103,484
Marathon Petroleum Corp., 3.8%, 4/1/28	100,000	106,858

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Corporate Bond Fund Portfolio of Investments (unaudited)

MPLX L.P., 4.8%, 2/15/29	50,000	55,558
Occidental Petroleum Corp., 3.5%, 8/15/29	50,000	51,582
Occidental Petroleum Corp., 4.4%, 8/15/49	50,000	51,345
Phillips 66, 4.65%, 11/15/34	100,000	119,820
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	210,939
Valero Energy Corp., 6.625%, 6/15/37	300,000	404,937
Valero Energy Partners L.P., 4.5%, 3/15/28	100,000	111,348
		2,477,363
Financials - 38.9%
Banks - 17.8%
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	208,933
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	100,000	104,557
Citigroup Inc.(3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	150,000	167,805
Discover Bank, 3.45%, 7/27/26	100,000	105,753
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	250,000	267,072
Huntington Bancshares Inc., 2.55%, 2/4/30	50,000	50,231
Huntington National Bank/The, 3.55%, 10/6/23	250,000	264,917
JPMorgan Chase & Co., 2.972%, 1/15/23	200,000	204,576
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	211,001
KeyCorp, MTN, 5.1%, 3/24/21	250,000	259,574
Mitsubishi UFJ Financial Group Inc. (C), 3.195%, 7/18/29	200,000	211,730
Morgan Stanley, MTN, 3.7%, 10/23/24	100,000	107,797
Morgan Stanley, MTN, 3.875%, 1/27/26	150,000	164,276
Morgan Stanley, FRN, (3M USD LIBOR + 1.340%) (B), 3.591%, 7/22/28	150,000	162,388
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	100,000	109,393
		2,600,003
Diversified Financial Services - 9.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (C), 3.875%, 1/23/28	150,000	158,704
Affiliated Managers Group Inc., 4.25%, 2/15/24	200,000	218,168
Air Lease Corp., 3.625%, 4/1/27	100,000	106,127
American Express Co., 2.5%, 8/1/22	100,000	101,772
American Express Co., 4.2%, 11/6/25	100,000	112,125
Capital One Financial Corp., 3.3%, 10/30/24	200,000	210,976
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	165,399
Intercontinental Exchange Inc., 2.35%, 9/15/22	100,000	101,640
Intercontinental Exchange Inc., 3.75%, 9/21/28	50,000	55,878
Nasdaq Inc., 3.85%, 6/30/26	50,000	54,491
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	107,326
Western Union Co./The, 2.85%, 1/10/25	25,000	25,589
		1,418,195
Insurance - 9.2%
Aflac Inc., 4.75%, 1/15/49	100,000	128,689
American International Group Inc., 3.875%, 1/15/35	100,000	110,176
Berkshire Hathaway Finance Corp., 4.2%, 8/15/48	200,000	241,582
Berkshire Hathaway Inc., 3.125%, 3/15/26	150,000	160,874

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Corporate Bond Fund Portfolio of Investments (unaudited)

Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	23,000	24,647
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	77,000	88,934
Markel Corp., 5%, 5/20/49	50,000	61,986
MetLife Inc., 3.6%, 4/10/24	100,000	107,624
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	200,002
Prudential Financial Inc., MTN, 3.5%, 5/15/24	200,000	215,326
		1,339,840
Real Estate - 2.2%
Boston Properties L.P., 3.65%, 2/1/26	100,000	108,262
Boston Properties L.P., 3.4%, 6/21/29	100,000	107,712
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	105,951
		321,925
		5,679,963
Health Care - 4.2%
Anthem Inc., 2.375%, 1/15/25	50,000	50,666
Cigna Corp., 4.9%, 12/15/48	100,000	122,188
CVS Health Corp., 2.625%, 8/15/24	50,000	51,222
CVS Health Corp., 5.125%, 7/20/45	100,000	120,553
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	54,927
Zoetis Inc., 3%, 9/12/27	200,000	210,015
		609,571
Industrials - 8.5%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	100,000	109,572
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	100,000	122,774
CRH America Inc. (A), 3.875%, 5/18/25	200,000	217,276
DAE Funding LLC (A), 5.25%, 11/15/21	50,000	52,000
General Dynamics Corp., 1.875%, 8/15/23	100,000	100,951
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	210,063
Textron Inc., 3.875%, 3/1/25	200,000	214,050
WRKCo Inc., 3.75%, 3/15/25	100,000	107,165
WRKCo Inc., 3.9%, 6/1/28	100,000	108,380
		1,242,231
Information Technology - 5.8%
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	100,000	102,581
Citrix Systems Inc., 4.5%, 12/1/27	35,000	38,685
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	104,742
Fiserv Inc., 3.5%, 7/1/29	100,000	107,757
Intel Corp., 3.734%, 12/8/47	50,000	57,481
Microsoft Corp., 3.5%, 2/12/35	100,000	113,562
NVIDIA Corp., 2.2%, 9/16/21	100,000	100,647
Oracle Corp., 4%, 7/15/46	50,000	58,035
PayPal Holdings Inc., 2.4%, 10/1/24	50,000	50,971
Salesforce.com Inc., 3.7%, 4/11/28	100,000	111,815
		846,276

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Corporate Bond Fund Portfolio of Investments (unaudited)

Materials - 4.3%
Arconic Inc., 5.125%, 10/1/24	50,000	53,988
Dow Chemical Co./The, 4.8%, 5/15/49	50,000	58,643
DuPont de Nemours Inc., 4.725%, 11/15/28	100,000	115,303
Nutrien Ltd. (C), 3.375%, 3/15/25	200,000	211,554
Packaging Corp. of America, 3.65%, 9/15/24	175,000	186,274
		625,762
Utilities - 1.8%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	100,000	103,077
Duke Energy Corp., 3.75%, 9/1/46	100,000	106,827
Interstate Power & Light Co., 3.5%, 9/30/49	50,000	52,719
		262,623
Total Corporate Notes and Bonds ( Cost $12,919,927 )		14,181,573
	Shares
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (D)	413,576	413,576
Total Short-Term Investments ( Cost $413,576 )		413,576
TOTAL INVESTMENTS - 100.0% ( Cost $13,333,503 )		14,595,149
NET OTHER ASSETS AND LIABILITIES - 0.0%		2,161
TOTAL NET ASSETS - 100.0%		$14,597,310

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2020.
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.0% of total net assets.
(D)	7-day yield.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 86.7%
Communication Services - 5.6%
Altice Luxembourg S.A. (A) (B), 7.625%, 2/15/25	$200,000	$207,940
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	175,000	174,318
Frontier Communications Corp. (A), 8.5%, 4/1/26	150,000	153,750
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	150,000	146,437
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	125,000	130,000
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	109,375	110,264
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	100,000	104,750
		1,027,459
Consumer Discretionary - 16.1%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	267,500
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	309,624
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	257,125
DISH DBS Corp., 6.75%, 6/1/21	250,000	262,187
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	260,237
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	510,325
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	252,625
Scientific Games International Inc. (A), 5%, 10/15/25	250,000	257,115
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	252,188
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	325,000
		2,953,926
Consumer Staples - 8.3%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	258,750
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	259,375
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	359,625
Post Holdings Inc. (A), 5.5%, 3/1/25	250,000	258,958
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	378,750
		1,515,458
Energy - 15.4%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	374,062
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	139,125
Carrizo Oil & Gas Inc. (C), 6.25%, 4/15/23	375,000	375,937
EnerSys (A), 4.375%, 12/15/27	125,000	124,688
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	250,000	228,750
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	34,375
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	430,000
QEP Resources Inc., 5.375%, 10/1/22	300,000	300,750
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	303,511
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	256,563
Unit Corp., 6.625%, 5/15/21	600,000	264,375
		2,832,136
Financials - 10.1%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	130,625

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

High Income Fund Portfolio of Investments (unaudited)

Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	259,375
Equinix Inc., 5.875%, 1/15/26	250,000	265,275
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	257,500
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	262,800
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	198,000	198,099
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	258,750
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	211,750
		1,844,174
Health Care - 5.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	250,313
Avantor Inc. (A), 6%, 10/1/24	300,000	318,750
HCA Inc., 5.875%, 2/15/26	250,000	287,187
MEDNAX Inc. (A), 5.25%, 12/1/23	175,000	178,500
		1,034,750
Industrials - 15.3%
ADT Security Corp./The, 3.5%, 7/15/22	200,000	202,810
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25	250,000	255,000
DAE Funding LLC (A), 5%, 8/1/24	250,000	261,562
DAE Funding LLC (A), 5.25%, 11/15/21	150,000	156,000
GFL Environmental Inc. (A) (B), 5.375%, 3/1/23	250,000	255,312
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	216,980
Mueller Industries Inc., 6%, 3/1/27	250,000	255,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	340,000	340,425
Patrick Industries Inc. (A), 7.5%, 10/15/27	125,000	135,938
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23	36,000	37,710
Tennant Co., 5.625%, 5/1/25	250,000	260,937
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	215,700
Waste Pro USA Inc. (A), 5.5%, 2/15/26	200,000	205,471
		2,798,845
Information Technology - 2.7%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	498,525

Materials - 2.8%
Berry Global Inc., 5.125%, 7/15/23	275,000	279,818
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	240,553
		520,371
Real Estate - 1.7%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	302,700

Utilities - 3.1%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	267,500
Calpine Corp., 5.5%, 2/1/24	300,000	303,900
		571,400
Total Corporate Notes and Bonds ( Cost $15,913,563 )		15,899,744

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

High Income Fund Portfolio of Investments (unaudited)

	Shares
EXCHANGE TRADED FUNDS - 2.6%
iShares iBoxx High Yield Corporate Bond ETF (C)	5,400	472,662
Total Exchange Traded Funds ( Cost $465,512 )		472,662
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Treasury Bill - 5.8%
1.472%, 2/4/20	$1,075,000	1,074,868
Total U.S. Government and Agency Obligations ( Cost $1,074,868 )		1,074,868
	Shares
SHORT-TERM INVESTMENTS - 9.6%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (D)	650,831	650,831
State Street Navigator Securities Lending Government Money Market Portfolio, 1.59% (D) (E)	1,118,177	1,118,177
Total Short-Term Investments ( Cost $1,769,008 )		1,769,008
TOTAL INVESTMENTS - 104.7% ( Cost $19,222,951 )		19,216,282
NET OTHER ASSETS AND LIABILITIES - (4.7%)		(869,562)
TOTAL NET ASSETS - 100.0%		$18,346,720

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.1% of total net assets.
(C)
All or a portion of these securities, with an aggregate fair value of $1,092,540, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.

(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 68.2%
Communication Services - 5.0%
Comcast Corp., Class A	101,000	$4,362,190
Verizon Communications Inc.	69,000	4,101,360
		8,463,550
Consumer Discretionary - 5.1%
Home Depot Inc./The	11,000	2,509,100
McDonald's Corp.	17,000	3,637,490
TJX Cos. Inc./The	39,500	2,332,080
		8,478,670
Consumer Staples - 5.6%
Hershey Co./The	9,000	1,396,530
Nestle S.A., ADR	22,000	2,425,720
PepsiCo Inc.	20,000	2,840,400
Procter & Gamble Co./The	22,000	2,741,640
		9,404,290
Energy - 3.3%
Chevron Corp.	24,500	2,624,930
Exxon Mobil Corp.	48,000	2,981,760
		5,606,690
Financials - 13.9%
Bank of America Corp.	96,500	3,168,095
BlackRock Inc.	8,700	4,587,945
Chubb Ltd.	16,000	2,431,840
JPMorgan Chase & Co.	34,000	4,500,240
Northern Trust Corp.	23,500	2,298,535
Travelers Cos. Inc./The	21,000	2,764,020
US Bancorp	67,000	3,565,740
		23,316,415
Health Care - 11.2%
Amgen Inc.	5,900	1,274,695
Bristol-Myers Squibb Co.	50,000	3,147,500
Johnson & Johnson	20,700	3,081,609
Medtronic PLC	31,500	3,636,360
Merck & Co. Inc.	36,500	3,118,560
Novartis AG, ADR	26,000	2,457,260
Pfizer Inc.	54,000	2,010,960
		18,726,944
Industrials - 9.4%
Caterpillar Inc.	28,000	3,677,800
Emerson Electric Co.	29,500	2,113,085
Fastenal Co.	90,000	3,139,200

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

General Dynamics Corp.	12,500	2,193,000
Union Pacific Corp.	11,500	2,063,330
United Technologies Corp.	17,500	2,628,500
		15,814,915
Information Technology - 9.7%
Accenture PLC, Class A	8,500	1,744,285
Analog Devices Inc.	23,500	2,579,125
Automatic Data Processing Inc.	9,000	1,542,510
Cisco Systems Inc.	66,500	3,057,005
Microsoft Corp.	9,500	1,617,185
Paychex Inc.	19,000	1,629,630
TE Connectivity Ltd.	13,500	1,244,430
Texas Instruments Inc.	24,000	2,895,600
		16,309,770
Materials - 2.0%
Linde PLC	16,500	3,351,645

Utilities - 3.0%
Dominion Energy Inc.	22,000	1,886,500
NextEra Energy Inc.	12,000	3,218,400
		5,104,900
Total Common Stocks ( Cost $81,739,455 )		114,577,789
	Par Value
ASSET BACKED SECURITIES - 1.7%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$250,000	250,006
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 1.996%, 5/15/23	175,000	175,278
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	103,930
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	181,743	182,019
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	302,826	306,927
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	104,749	106,650
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	135,594
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	250,000	250,671
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	300,000	301,844
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	100,000	101,196
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	449,985
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	250,000	254,967
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	100,830
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	100,000	100,613
Total Asset Backed Securities ( Cost $2,787,397 )		2,820,510
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	173,371	183,498
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	221,014	236,309
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	67,271	77,129

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	102,412	102,706
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	196,302	202,155
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	185,667	205,694
JPMorgan Mortgage Trust, Series 2019-2, Class A6 (A) (B) (C), 4%, 8/25/49	27,503	27,599
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	139,858	140,956
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	139,260	140,433
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	217,285	221,489
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	113,011	113,777
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	241,626	243,115
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	94,417	96,659
Total Collateralized Mortgage Obligations ( Cost $1,988,604 )		1,991,519
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.485%, 3/25/23	289,914	295,010
Fannie Mae-Aces, Series 2017-M15, Class A1, VRN (B) (C), 3.058%, 9/25/27	399,216	419,545
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	250,000	266,063
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	264,173
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	650,549
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	200,000	208,468
Total Commercial Mortgage-Backed Securities ( Cost $1,996,718 )		2,103,808
CORPORATE NOTES AND BONDS - 9.6%
Communication Services - 0.6%
AT&T Inc., 4.75%, 5/15/46	200,000	231,561
Comcast Corp., 4.15%, 10/15/28	275,000	315,469
Verizon Communications Inc., 4.329%, 9/21/28	331,000	382,870
Verizon Communications Inc., 3.875%, 2/8/29	100,000	112,671
		1,042,571
Consumer Discretionary - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	211,333
Discovery Communications LLC, 5%, 9/20/37	250,000	290,064
DISH DBS Corp., 6.75%, 6/1/21	100,000	104,875
ERAC USA Finance LLC (A), 6.7%, 6/1/34	45,000	63,562
Expedia Group Inc. (A), 3.25%, 2/15/30	200,000	196,593
Lennar Corp., 4.75%, 4/1/21	150,000	153,562
Lowe's Cos. Inc., 4.55%, 4/5/49	150,000	180,433
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	382,016
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	167,147
		1,749,585
Consumer Staples - 0.3%
Conagra Brands Inc., 4.6%, 11/1/25	250,000	281,629
Mars Inc. (A), 3.95%, 4/1/49	200,000	237,551
		519,180
Energy - 2.1%
Antero Resources Corp. (D), 5.625%, 6/1/23	150,000	108,000
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	211,514
ConocoPhillips Co., 4.15%, 11/15/34	129,000	147,259

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	84,951
Enterprise Products Operating LLC, 5.2%, 9/1/20	300,000	305,711
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	322,302
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	269,523
Kinder Morgan Inc., 5.55%, 6/1/45	350,000	419,414
MPLX L.P., 4.8%, 2/15/29	150,000	166,673
Occidental Petroleum Corp., 3.5%, 8/15/29	100,000	103,165
Phillips 66, 4.65%, 11/15/34	250,000	299,551
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	21,957
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	314,764
Unit Corp., 6.625%, 5/15/21	135,000	59,484
Valero Energy Corp., 6.625%, 6/15/37	250,000	337,448
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	334,046
		3,505,762
Financials - 3.1%
Air Lease Corp., 3.625%, 4/1/27	200,000	212,253
American Express Co., 2.5%, 8/1/22	150,000	152,658
American Express Co., 4.2%, 11/6/25	250,000	280,313
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	255,370
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	418,229
Bank of Montreal, MTN (E), 3.3%, 2/5/24	110,000	116,023
Capital One Financial Corp., 3.3%, 10/30/24	200,000	210,976
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	143,346
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	367,749
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	105,951
Huntington Bancshares Inc., 2.55%, 2/4/30	100,000	100,461
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	306,863
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	367,938
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	200,000	211,730
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	109,518
Morgan Stanley, 4.3%, 1/27/45	250,000	306,355
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	328,180
Regions Financial Corp. (D), 3.2%, 2/8/21	250,000	253,211
Regions Financial Corp., 2.75%, 8/14/22	250,000	255,621
Synchrony Financial, 3.7%, 8/4/26	150,000	157,751
Truist Financial Corp., MTN, 2.85%, 10/26/24	200,000	208,694
Zions Bancorp NA, 3.5%, 8/27/21	250,000	256,260
		5,125,450
Health Care - 0.8%
AbbVie Inc., 3.75%, 11/14/23	150,000	159,646
Anthem Inc., 2.375%, 1/15/25	50,000	50,665
Cigna Corp., 4.375%, 10/15/28	50,000	56,374
CVS Health Corp., 5.125%, 7/20/45	250,000	301,383
Humana Inc., 2.5%, 12/15/20	300,000	301,574
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	54,927
Zoetis Inc., 3%, 9/12/27	350,000	367,526
		1,292,095

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Industrials - 0.4%
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	300,000	328,715
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	104,000
Masco Corp., 4.375%, 4/1/26	25,000	27,676
WRKCo Inc., 3.9%, 6/1/28	250,000	270,949
		731,340
Information Technology - 0.9%
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	303,622
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	150,000	153,871
Citrix Systems Inc., 4.5%, 12/1/27	55,000	60,791
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	104,742
Intel Corp., 3.734%, 12/8/47	272,000	312,695
Oracle Corp., 4%, 7/15/46	325,000	377,227
PayPal Holdings Inc., 2.4%, 10/1/24	200,000	203,887
		1,516,835
Materials - 0.1%
DuPont de Nemours Inc., 4.725%, 11/15/28	180,000	207,545

Real Estate - 0.1%
Store Capital Corp., 4.5%, 3/15/28	100,000	112,435

Utilities - 0.2%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	154,616
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	105,439
PacifiCorp., 4.15%, 2/15/50	100,000	120,172
		380,227
Total Corporate Notes and Bonds ( Cost $14,843,655 )		16,183,025
LONG TERM MUNICIPAL BONDS - 0.7%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	430,170
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	501,740
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,125
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	221,380
Total Long Term Municipal Bonds ( Cost $1,151,247 )		1,188,415
MORTGAGE BACKED SECURITIES - 6.5%
Fannie Mae - 4.1%
3%, 9/1/30 Pool # 890696	150,008	155,321
3%, 12/1/30 Pool # AL8924	244,934	253,720
7%, 11/1/31 Pool # 607515	5,983	6,757
3.5%, 12/1/31 Pool # MA0919	401,161	420,980
7%, 5/1/32 Pool # 644591	802	827
3.5%, 8/1/32 Pool # MA3098	156,909	164,240
3.5%, 9/1/32 Pool # MA3126	126,528	132,319
5.5%, 10/1/33 Pool # 254904	38,253	43,172
7%, 7/1/34 Pool # 792636	4,527	4,672

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

4%, 2/1/35 Pool # MA2177	256,512	274,247
5%, 8/1/35 Pool # 829670	37,723	41,791
5%, 9/1/35 Pool # 835699	36,707	40,519
5%, 9/1/35 Pool # 820347	49,361	55,308
3%, 12/1/35 Pool # AS6267	234,718	242,933
5%, 12/1/35 Pool # 850561	12,770	14,175
4%, 6/1/36 Pool # AL8618	202,213	216,304
5.5%, 9/1/36 Pool # 831820	59,369	66,855
5.5%, 10/1/36 Pool # 901723	18,975	20,687
5.5%, 12/1/36 Pool # 903059	40,523	44,477
3%, 11/1/39 Pool # MA3831	246,520	253,634
4.5%, 7/1/41 Pool # AB3274	138,310	151,177
5.5%, 7/1/41 Pool # AL6588	122,427	138,008
3.5%, 6/1/42 Pool # AO4134	223,222	236,153
4%, 6/1/42 Pool # MA1087	154,964	166,524
3.5%, 8/1/42 Pool # AP2133	172,181	182,112
3.5%, 8/1/42 Pool # AO8100	137,011	144,914
4%, 10/1/42 Pool # AP7363	287,886	309,312
3%, 2/1/43 Pool # AL3072	246,020	256,259
3%, 2/1/43 Pool # AB8563	162,802	169,025
3%, 2/1/43 Pool # AB8486	269,175	279,464
3%, 3/1/43 Pool # AB8818	254,277	263,996
3.5%, 3/1/43 Pool # AT0310	120,079	127,002
4%, 1/1/45 Pool # MA2145	279,030	297,930
4%, 1/1/45 Pool # AS4257	91,254	97,169
4.5%, 2/1/45 Pool # MA2193	185,354	200,130
3.5%, 12/1/45 Pool # AS6309	118,060	123,695
3%, 1/1/47 Pool # BE0108	194,274	202,235
3.5%, 12/1/47 Pool # MA3210	483,364	504,133
4%, 7/1/48 Pool # MA3415	172,309	180,411
3.5%, 1/1/49 Pool # MA3574	372,616	384,859
		6,867,446
Freddie Mac - 2.4%
4.5%, 2/1/25 Pool # J11722	20,224	21,332
4.5%, 5/1/25 Pool # J12247	18,145	19,086
8%, 6/1/30 Pool # C01005	921	1,082
6.5%, 1/1/32 Pool # C62333	30,911	34,594
2.5%, 10/1/34 Pool # SB8010	530,314	539,929
4.5%, 8/1/39 Pool # G08361	214,578	234,576
3.5%, 11/1/40 Pool # G06168	234,440	248,057
4.5%, 9/1/41 Pool # Q03516	122,337	133,791
4%, 10/1/41 Pool # Q04092	168,783	181,959
3%, 8/1/42 Pool # G08502	221,682	230,291
3%, 9/1/42 Pool # C04233	104,798	108,860
3%, 4/1/43 Pool # V80026	255,823	265,723
3%, 4/1/43 Pool # V80025	259,144	269,190
3.5%, 8/1/44 Pool # Q27927	399,890	423,196
3%, 7/1/45 Pool # G08653	155,367	160,662

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 8/1/45 Pool # Q35614	291,765	308,111
3%, 10/1/46 Pool # G60722	232,748	241,623
4%, 3/1/47 Pool # Q46801	257,420	272,527
3.5%, 12/1/47 Pool # Q52955	417,808	435,634
		4,130,223
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	10,227	11,744
6.5%, 4/20/31 Pool # 3068	6,096	7,044
		18,788
Total Mortgage Backed Securities ( Cost $10,768,209 )		11,016,457
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
U.S. Treasury Bonds - 3.1%
6.625%, 2/15/27	700,000	945,246
3.750%, 8/15/41	550,000	726,430
3.000%, 5/15/42	750,000	889,892
2.500%, 2/15/45	500,000	546,094
2.500%, 5/15/46	400,000	438,469
2.250%, 8/15/46	450,000	470,215
3.000%, 5/15/47	250,000	301,650
3.000%, 2/15/48	250,000	302,568
3.375%, 11/15/48	435,000	565,160
		5,185,724
U.S. Treasury Notes - 6.0%
2.625%, 11/15/20	1,750,000	1,764,560
3.125%, 5/15/21	1,000,000	1,020,977
2.000%, 11/15/21	1,000,000	1,011,328
2.500%, 8/15/23	750,000	780,791
2.125%, 3/31/24	1,280,000	1,321,450
2.250%, 11/15/25	1,000,000	1,047,930
1.500%, 8/15/26	1,150,000	1,155,795
2.875%, 5/15/28	900,000	998,016
2.625%, 2/15/29	900,000	985,324
		10,086,171
Total U.S. Government and Agency Obligations ( Cost $14,085,762 )		15,271,895
	Shares
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (F)	2,356,472	2,356,472
State Street Navigator Securities Lending Government Money Market Portfolio, 1.59% (F) (G)	124,583	124,583
Total Short-Term Investments ( Cost $2,481,055 )		2,481,055
TOTAL INVESTMENTS - 99.7% ( Cost $131,842,102 )		167,634,473
NET OTHER ASSETS AND LIABILITIES - 0.3%		429,069
TOTAL NET ASSETS - 100.0%		$168,063,542

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of January 31, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
All or a portion of these securities, with an aggregate fair value of $121,588, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.2% of total net assets.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 80.4%
Communication Services - 11.2%
Alphabet Inc., Class C * (A)	2,900	$4,159,267
CenturyLink Inc.	218,000	2,977,880
Discovery Inc., Class C * (A)	103,000	2,860,310
T-Mobile U.S. Inc. * (A)	47,000	3,721,930
		13,719,387
Consumer Discretionary - 10.5%
Amazon.com Inc. * (A)	1,500	3,013,080
General Motors Co. (A)	75,100	2,507,589
Lowe's Cos. Inc. (A)	29,000	3,370,960
Nordstrom Inc. (A)	52,300	1,927,778
Whirlpool Corp. (A)	13,300	1,944,061
		12,763,468
Consumer Staples - 5.6%
Archer-Daniels-Midland Co. (A)	43,000	1,924,680
JM Smucker Co./The (A)	20,000	2,072,200
PepsiCo Inc. (A)	19,900	2,826,198
		6,823,078
Energy - 9.3%
Apache Corp. (A)	52,600	1,443,344
Baker Hughes Co.	126,300	2,735,658
Canadian Natural Resources Ltd. (A)	63,000	1,772,190
EOG Resources Inc. (A)	39,500	2,879,945
Range Resources Corp. (B)	402,200	1,206,600
Transocean Ltd. *	295,000	1,345,200
		11,382,937
Financials - 8.3%
Bank of America Corp. (A)	75,000	2,462,250
Berkshire Hathaway Inc., Class B * (A)	11,000	2,468,730
JPMorgan Chase & Co. (A)	20,000	2,647,200
Regions Financial Corp.	166,300	2,589,291
		10,167,471
Health Care - 9.9%
Becton, Dickinson and Co. (A)	10,000	2,751,800
CVS Health Corp. (A)	48,200	3,268,924
Gilead Sciences Inc. (A)	38,500	2,433,200
Zimmer Biomet Holdings Inc. (A)	24,800	3,667,920
		12,121,844
Industrials - 6.0%
Fastenal Co. (A)	68,000	2,371,840
FedEx Corp. (A)	8,000	1,157,120

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

General Dynamics Corp. (A)	21,500	3,771,960
		7,300,920
Information Technology - 8.1%
Microsoft Corp. (A)	16,000	2,723,680
Texas Instruments Inc. (A)	21,000	2,533,650
Visa Inc., Class A (A)	8,500	1,691,245
Xilinx Inc.	35,000	2,956,800
		9,905,375
Materials - 9.8%
Alcoa Corp. *	141,700	1,976,715
Barrick Gold Corp. (A)	191,000	3,537,320
Freeport-McMoRan Inc.	335,900	3,728,490
Steel Dynamics Inc. (A)	92,000	2,748,960
		11,991,485
Utilities - 1.7%
AES Corp. (A)	105,000	2,085,300
Total Common Stocks ( Cost $123,181,040 )		98,261,265
EXCHANGE TRADED FUNDS - 5.3%
Invesco DB Gold Fund	72,000	3,398,760
VanEck Vectors Gold Miners ETF (A)	108,600	3,148,314
Total Exchange Traded Funds ( Cost $5,662,089 )		6,547,074
SHORT-TERM INVESTMENTS - 15.4%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (C)	18,256,915	18,256,915
State Street Navigator Securities Lending Government Money Market Portfolio,1.59% (C) (D)	565,308	565,308
Total Short-Term Investments ( Cost $18,822,223 )		18,822,223
TOTAL PUT OPTIONS PURCHASED - 0.9%
(Cost $2,695,798)		1,085,000
TOTAL INVESTMENTS - 102.0% ( Cost $150,361,150 )		124,715,562
TOTAL CALL & PUT OPTIONS WRITTEN - (1.7%)		(2,128,642)
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(314,119)
TOTAL NET ASSETS - 100.0%		$122,272,801

*		Non-income producing.
(A)		All or a portion of these securities' positions, with a value of $81,892,945, represent covers (directly or through conversion rights) for outstanding options written.
(B)
All or a portion of these securities, with an aggregate fair value of $834,981, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.

(C)		7-day yield.
(D)		Represents investments of cash collateral received in connection with securities lending.
ETF		Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Purchased Option Contracts Outstanding at January 31, 2020
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Put Option Purchased
S&P 500 Index	$3,050.00	03/20/2020	350	106,750,000	$1,085,000	$2,695,798	$(1,610,798)
Total Put Options Purchased					$1,085,000	$2,695,798	$(1,610,798)

Written Option Contracts Outstanding at January 31, 2020
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
AES Corp.	$19.00	05/15/2020	(1,050)	(1,995,000)	$(149,625)	$(78,372)	$(71,253)
Alphabet Inc., Class C	1,350.00	02/21/2020	(29)	(3,915,000)	(297,975)	(111,618)	(186,357)
Amazon.com Inc.	1,900.00	03/20/2020	(15)	(2,850,000)	(214,538)	(70,933)	(143,605)
Apache Corp.	32.50	02/21/2020	(427)	(1,387,750)	(5,978)	(49,993)	44,015
Archer-Daniels-Midland Co.	48.00	03/20/2020	(150)	(720,000)	(2,625)	(11,995)	9,370
Archer-Daniels-Midland Co.	48.00	06/19/2020	(280)	(1,344,000)	(24,360)	(27,799)	3,439
Bank of America Corp.	34.00	03/20/2020	(375)	(1,275,000)	(19,688)	(43,207)	23,519
Bank of America Corp.	35.00	04/17/2020	(375)	(1,312,500)	(18,188)	(27,735)	9,547
Barrick Gold Corp.	20.00	02/21/2020	(750)	(1,500,000)	(10,875)	(28,133)	17,258
Becton, Dickinson and Co.	290.00	03/20/2020	(100)	(2,900,000)	(26,000)	(28,041)	2,041
Berkshire Hathaway Inc.	230.00	03/20/2020	(110)	(2,530,000)	(35,475)	(45,401)	9,926
Canadian Natural Resources Ltd.	34.00	03/20/2020	(276)	(938,400)	(2,760)	(21,798)	19,038
Canadian Natural Resources Ltd.	35.00	06/19/2020	(330)	(1,155,000)	(7,425)	(29,578)	22,153
CVS Health Corp.	80.00	05/15/2020	(482)	(3,856,000)	(27,715)	(96,925)	69,210
Discovery Inc.	32.50	03/20/2020	(515)	(1,673,750)	(6,437)	(30,457)	24,020
EOG Resources Inc.	95.00	04/17/2020	(195)	(1,852,500)	(4,192)	(48,796)	44,604
Fastenal Co.	37.50	02/21/2020	(276)	(1,035,000)	(2,070)	(32,841)	30,771
FedEx Corp.	170.00	03/20/2020	(56)	(952,000)	(2,940)	(17,032)	14,092
General Dynamics Corp.	180.00	02/21/2020	(82)	(1,476,000)	(12,710)	(24,521)	11,811
General Dynamics Corp.	185.00	02/21/2020	(133)	(2,460,500)	(6,317)	(33,042)	26,725
General Motors Co.	39.00	02/21/2020	(251)	(978,900)	(878)	(21,074)	20,196
General Motors Co.	38.00	06/19/2020	(250)	(950,000)	(14,125)	(27,057)	12,932
Gilead Sciences Inc.	67.50	02/21/2020	(41)	(276,750)	(2,111)	(7,091)	4,980
Gilead Sciences Inc.	67.50	03/20/2020	(200)	(1,350,000)	(17,600)	(23,220)	5,620
JM Smucker Co./The	110.00	04/17/2020	(200)	(2,200,000)	(33,000)	(44,914)	11,914
JPMorgan Chase & Co.	135.00	03/20/2020	(200)	(2,700,000)	(58,500)	(59,791)	1,291
Lowe's Cos. Inc.	125.00	04/17/2020	(290)	(3,625,000)	(64,525)	(117,243)	52,718
Microsoft Corp.	160.00	02/21/2020	(160)	(2,560,000)	(177,600)	(63,032)	(114,568)
Nordstrom Inc.	45.00	03/20/2020	(73)	(328,500)	(2,372)	(8,165)	5,793
PepsiCo Inc.	140.00	03/20/2020	(59)	(826,000)	(26,403)	(14,838)	(11,565)
PepsiCo Inc.	145.00	03/20/2020	(140)	(2,030,000)	(26,110)	(16,664)	(9,446)
Steel Dynamics Inc.	37.00	05/15/2020	(350)	(1,295,000)	(7,875)	(39,886)	32,011
T-Mobile U.S. Inc.	80.00	02/21/2020	(310)	(2,480,000)	(54,715)	(64,925)	10,210

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

T-Mobile U.S. Inc.	85.00	03/20/2020	(160)	(1,360,000)	(40,480)	(33,272)	(7,208)
Texas Instruments Inc.	135.00	04/17/2020	(210)	(2,835,000)	(15,435)	(52,308)	36,873
VanEck Vectors Gold Miners ETF	30.00	02/21/2020	(600)	(1,800,000)	(20,100)	(56,375)	36,275
Visa Inc., Class A	195.00	02/21/2020	(85)	(1,657,500)	(56,738)	(19,039)	(37,699)
Whirlpool Corp.	160.00	03/20/2020	(133)	(2,128,000)	(19,352)	(42,421)	23,069
Zimmer Biomet Holdings Inc.	150.00	03/20/2020	(248)	(3,720,000)	(114,080)	(137,612)	23,532
Total Call Options Written					$(1,629,892)	$(1,707,144)	$77,252

Put Option Written
S&P 500 Index	$2,900.00	03/20/2020	(350)	(101,500,000)	$(498,750)	$(1,599,570)	$1,100,820
Total Options Written, at Value					$(2,128,642)	$(3,306,714)	$1,178,072

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.2%
Communication Services - 7.2%
Comcast Corp., Class A	193,000	$8,335,670
Verizon Communications Inc.	132,000	7,846,080
		16,181,750
Consumer Discretionary - 7.1%
Home Depot Inc./The	21,000	4,790,100
McDonald's Corp.	32,000	6,847,040
TJX Cos. Inc./The	74,500	4,398,480
		16,035,620
Consumer Staples - 8.1%
Hershey Co./The	18,000	2,793,060
Nestle S.A., ADR	44,000	4,851,440
PepsiCo Inc.	37,500	5,325,750
Procter & Gamble Co./The	41,000	5,109,420
		18,079,670
Energy - 4.7%
Chevron Corp.	45,000	4,821,300
Exxon Mobil Corp.	92,000	5,715,040
		10,536,340
Financials - 20.2%
Bank of America Corp.	191,000	6,270,530
BlackRock Inc.	17,100	9,017,685
Chubb Ltd.	31,000	4,711,690
JPMorgan Chase & Co.	65,000	8,603,400
Northern Trust Corp.	45,500	4,450,355
Travelers Cos. Inc./The	40,500	5,330,610
US Bancorp	130,000	6,918,600
		45,302,870
Health Care - 16.1%
Amgen Inc.	13,000	2,808,650
Bristol-Myers Squibb Co.	96,000	6,043,200
Johnson & Johnson	39,500	5,880,365
Medtronic PLC	60,500	6,984,120
Merck & Co. Inc.	67,500	5,767,200
Novartis AG, ADR	50,500	4,772,755
Pfizer Inc.	103,000	3,835,720
		36,092,010
Industrials - 13.6%
Caterpillar Inc.	55,500	7,289,925
Emerson Electric Co.	58,500	4,190,355
Fastenal Co.	171,500	5,981,920

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Dividend Income Fund Portfolio of Investments (unaudited)

	General Dynamics Corp.	24,000	4,210,560
	Union Pacific Corp.	22,000	3,947,240
	United Technologies Corp.	33,000	4,956,600
			30,576,600
	Information Technology - 13.8%
	Accenture PLC, Class A	16,000	3,283,360
	Analog Devices Inc.	44,000	4,829,000
	Automatic Data Processing Inc.	17,000	2,913,630
	Cisco Systems Inc.	124,000	5,700,280
	Microsoft Corp.	19,000	3,234,370
	Paychex Inc.	37,000	3,173,490
	TE Connectivity Ltd.	26,500	2,442,770
	Texas Instruments Inc.	45,000	5,429,250
			31,006,150
	Materials - 2.9%
	Linde PLC	31,500	6,398,595

	Utilities - 4.5%
	Dominion Energy Inc.	44,500	3,815,875
	NextEra Energy Inc.	23,000	6,168,600
			9,984,475
Total Common Stocks ( Cost $187,290,866 )			220,194,080
	SHORT-TERM INVESTMENTS - 1.0%
	State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (A)	2,188,701	2,188,701
Total Short-Term Investments ( Cost $2,188,701 )			2,188,701
TOTAL INVESTMENTS - 99.2% ( Cost $189,479,567 )			222,382,781
NET OTHER ASSETS AND LIABILITIES - 0.8%			1,856,536
TOTAL NET ASSETS - 100.0%			$224,239,317

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.6%
Communication Services - 5.4%
Verizon Communications Inc.	18,000	$1,069,920
Walt Disney Co./The	18,300	2,531,073
		3,600,993
Consumer Discretionary - 4.9%
Lowe's Cos. Inc.	28,200	3,277,968

Consumer Staples - 2.2%
Mondelez International Inc., Class A	25,500	1,463,190

Energy - 8.3%
Canadian Natural Resources Ltd.	66,500	1,870,645
Halliburton Co.	47,000	1,025,070
Marathon Petroleum Corp.	22,000	1,199,000
ONEOK Inc.	19,200	1,437,504
		5,532,219
Financials - 29.6%
Commercial Banks - 17.8%
Bank of America Corp.	100,500	3,299,415
Citigroup Inc.	39,500	2,939,195
JPMorgan Chase & Co.	26,000	3,441,360
US Bancorp	41,000	2,182,020
		11,861,990
Consumer Finance - 4.5%
American Express Co.	23,200	3,012,984

Diversified Financial Services - 2.5%
Berkshire Hathaway Inc., Class B *	7,500	1,683,225

Insurance - 4.8%
Aon PLC	14,500	3,193,625
		19,751,824

Health Care - 13.9%
Baxter International Inc.	37,500	3,345,750
Becton, Dickinson and Co.	6,000	1,651,080
Bristol-Myers Squibb Co.	22,600	1,422,670
Zimmer Biomet Holdings Inc.	19,400	2,869,260
		9,288,760

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

	Industrials - 7.8%
	Colfax Corp. *	19,500	685,620
	Delta Air Lines Inc.	24,000	1,337,760
	Jacobs Engineering Group Inc.	34,500	3,192,285
			5,215,665
	Information Technology - 3.5%
	Broadcom Inc.	7,600	2,319,216

	Materials - 13.7%
	Barrick Gold Corp.	183,000	3,389,160
	Franco-Nevada Corp.	11,000	1,250,040
	PPG Industries Inc.	19,500	2,336,880
	Royal Gold Inc.	19,000	2,191,080
			9,167,160
	Real Estate - 2.8%
	Prologis Inc., REIT	20,000	1,857,600

	Utilities - 5.5%
	Sempra Energy	23,000	3,694,720
Total Common Stocks ( Cost $54,078,528 )			65,169,315
	SHORT-TERM INVESTMENTS - 2.1%
	State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (A)	1,424,300	1,424,300
Total Short-Term Investments ( Cost $1,424,300 )			1,424,300
TOTAL INVESTMENTS - 99.7% ( Cost $55,502,828 )			66,593,615
NET OTHER ASSETS AND LIABILITIES - 0.3%			223,196
TOTAL NET ASSETS - 100.0%			$66,816,811

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.3%
Communication Services - 8.6%
Alphabet Inc., Class C *	13,050	$18,716,702
Liberty Broadband Corp., Class C *	84,500	11,232,585
		29,949,287
Consumer Discretionary - 18.6%
Booking Holdings Inc. *	5,492	10,053,381
CarMax Inc. *	160,256	15,551,242
Dollar Tree Inc. *	119,357	10,392,414
Lowe's Cos. Inc.	139,529	16,218,851
TJX Cos. Inc./The	205,413	12,127,583
		64,343,471
Energy - 2.0%
Exxon Mobil Corp.	113,414	7,045,278

Financials - 17.8%
Berkshire Hathaway Inc., Class B *	67,839	15,225,107
Brookfield Asset Management Inc., Class A	275,253	16,848,236
Progressive Corp./The	185,168	14,941,206
US Bancorp	273,734	14,568,123
		61,582,672
Health Care - 14.4%
Alcon Inc. *	26,992	1,590,908
Becton, Dickinson and Co.	44,032	12,116,726
Danaher Corp.	64,577	10,388,502
Novartis AG, ADR	131,312	12,410,297
Varian Medical Systems Inc. *	95,291	13,395,056
		49,901,489
Industrials - 10.6%
Copart Inc. *	109,004	11,059,546
Jacobs Engineering Group Inc.	170,260	15,754,158
PACCAR Inc.	134,725	9,997,942
		36,811,646
Information Technology - 12.7%
Accenture PLC, Class A	32,139	6,595,244
Analog Devices Inc.	67,559	7,414,600
Cognizant Technology Solutions Corp., Class A	172,983	10,617,697
TE Connectivity Ltd.	80,485	7,419,108
Visa Inc., Class A	59,428	11,824,389
		43,871,038

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison Investors Fund Portfolio of Investments (unaudited)

Materials - 6.8%
Linde PLC		43,904	8,918,219
PPG Industries Inc.		123,114	14,753,982
			23,672,201
Real Estate - 1.8%
American Tower Corp.		26,173	6,065,331
Total Common Stocks ( Cost $224,637,565 )			323,242,413
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (A)		23,482,959	23,482,959
Total Short-Term Investments ( Cost $23,482,959 )			23,482,959
TOTAL INVESTMENTS - 100.1% ( Cost $248,120,524 )			346,725,372
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(456,006)
TOTAL NET ASSETS - 100.0%			$346,269,366

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.5%
Communication Service - 6.1%
Liberty Broadband Corp., Class C *	271,955	$36,150,978

Consumer Discretionary - 18.8%
CarMax Inc. *	288,868	28,031,751
Dollar Tree Inc. *	300,392	26,155,131
Floor & Decor Holdings Inc., Class A *	160,729	7,925,547
Mohawk Industries Inc. *	95,683	12,599,537
O'Reilly Automotive Inc. *	41,849	16,994,879
Ross Stores Inc.	180,719	20,274,865
		111,981,710
Consumer Staples - 1.2%
Brown-Forman Corp., Class B	111,060	7,512,098

Financials - 30.4%
Capital Markets - 4.3%
Brookfield Asset Management Inc., Class A	418,444	25,612,957

Commercial Banks - 2.7%
Cullen/Frost Bankers Inc.	61,179	5,454,719
Glacier Bancorp Inc.	254,683	10,790,919
		16,245,638
Insurance - 23.4%
Arch Capital Group Ltd. *	859,574	37,958,788
Brown & Brown Inc.	655,765	29,443,849
Kemper Corp.	161,538	12,021,658
Markel Corp. *	23,090	27,083,877
Progressive Corp./The	193,904	15,646,114
WR Berkley Corp.	232,738	17,113,225
		139,267,511
		181,126,106
Health Care - 4.7%
Elanco Animal Health Inc. *	255,994	7,910,215
Laboratory Corp. of America Holdings *	115,111	20,190,469
		28,100,684
Industrials - 17.4%
Copart Inc. *	287,835	29,203,739
Delta Air Lines Inc.	102,538	5,715,468
Expeditors International of Washington Inc.	134,096	9,794,372
Fastenal Co.	450,249	15,704,685

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

HD Supply Holdings Inc. *	385,337	15,698,630
IHS Markit Ltd. *	348,614	27,491,700
		103,608,594
Information Technology - 8.6%
Amphenol Corp., Class A	150,734	14,993,511
CDW Corp.	131,432	17,145,305
Gartner Inc. *	62,913	10,115,152
TE Connectivity Ltd.	98,356	9,066,456
		51,320,424
Materials - 5.3%
Axalta Coating Systems Ltd. *	658,572	18,973,459
NewMarket Corp.	28,390	12,480,812
		31,454,271
Total Common Stocks ( Cost $335,266,430 )		551,254,865
SHORT-TERM INVESTMENTS - 7.4%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (A)	43,842,774	43,842,774
Total Short-Term Investments ( Cost $43,842,774 )		43,842,774
TOTAL INVESTMENTS - 99.9% ( Cost $379,109,204 )		595,097,639
NET OTHER ASSETS AND LIABILITIES - 0.1%		744,478
TOTAL NET ASSETS - 100.0%		$595,842,117

* Non-income producing.
(A) 7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.4%
Communication Services - 3.3%
National CineMedia Inc.	557,959	$4,117,737
TripAdvisor Inc.	143,338	3,915,994
		8,033,731
Consumer Discretionary - 6.6%
Brunswick Corp.	71,700	4,506,345
Chuy's Holdings Inc. *	139,303	3,419,889
Etsy Inc. *	47,005	2,294,314
Hibbett Sports Inc. *	151,830	3,762,347
Nordstrom Inc.	61,700	2,274,262
		16,257,157
Consumer Staples - 5.3%
Boston Beer Co. Inc./The, - Class A *	12,586	4,485,399
Edgewell Personal Care Co. *	145,931	3,767,938
Hain Celestial Group Inc./The *	200,900	4,863,789
		13,117,126
Financials - 14.0%
MGIC Investment Corp.	890,221	12,276,148
PacWest Bancorp	28,727	1,006,881
PRA Group Inc. *	124,299	4,395,213
TCF Financial Corp.	158,425	6,698,209
Veritex Holdings Inc.	134,320	3,803,942
Western Alliance Bancorp	109,621	6,054,368
		34,234,761
Health Care - 21.1%
AMN Healthcare Services Inc. *	66,324	4,468,911
Avanos Medical Inc. *	97,440	2,683,498
Cardiovascular Systems Inc. *	40,519	1,839,157
Catalent Inc. *	98,830	6,038,513
Covetrus Inc. *	197,551	2,429,877
Encompass Health Corp.	128,906	9,929,629
Flexion Therapeutics Inc. * (A)	124,619	2,183,325
Globus Medical Inc., - Class A *	131,705	6,885,537
Natera Inc. *	104,424	3,655,884
Phibro Animal Health Corp., - Class A	129,619	3,074,563
PRA Health Sciences Inc. *	71,135	7,206,687
Tivity Health Inc. *	60,869	1,317,510
		51,713,091
Industrials - 21.0%
Beacon Roofing Supply Inc. *	78,849	2,610,690
Carlisle Cos. Inc.	25,317	3,955,275
Construction Partners Inc., - Class A *	133,534	2,240,701

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Small Cap Fund Portfolio of Investments (unaudited)

Crane Co.	29,924	2,557,305
Insperity Inc.	29,859	2,608,781
Kennametal Inc.	100,967	3,159,257
Kornit Digital Ltd. *	112,124	4,684,541
ManpowerGroup Inc.	30,986	2,834,909
Masco Corp.	176,073	8,366,989
Rexnord Corp. *	184,856	6,035,548
Triumph Group Inc.	78,297	1,599,608
Welbilt Inc. *	208,192	3,141,617
WillScot Corp. *	404,662	7,627,879
		51,423,100
Information Technology - 15.9%
Box Inc., - Class A *	236,200	3,550,086
CommVault Systems Inc. *	111,064	5,000,101
Entegris Inc.	65,456	3,388,003
FireEye Inc. *	475,908	7,605,010
FLIR Systems Inc.	108,630	5,598,790
Keysight Technologies Inc. *	32,360	3,009,157
LiveRamp Holdings Inc. *	70,083	2,820,140
Marvell Technology Group Ltd.	119,433	2,871,169
National Instruments Corp.	46,511	2,075,786
PTC Inc. *	37,569	3,122,735
		39,040,977
Materials - 4.2%
Olin Corp.	248,401	3,693,723
Scotts Miracle-Gro Co./The	26,432	3,244,264
Vulcan Materials Co.	23,621	3,345,442
		10,283,429
Total Common Stocks ( Cost $179,117,564 )		224,103,372
SHORT-TERM INVESTMENTS - 5.8%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (B)	14,319,905	14,319,905
Total Short-Term Investments ( Cost $14,319,905 )		14,319,905
TOTAL INVESTMENTS - 97.2% ( Cost $193,437,469 )		238,423,277
NET OTHER ASSETS AND LIABILITIES - 2.8%		6,933,623
TOTAL NET ASSETS - 100.0%		$245,356,900

* Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $1,247,284, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(B)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.5%
Australia - 1.2%
BHP Group PLC (A)	10,756	$235,586

Canada - 5.6%
Canadian National Railway Co.	2,319	216,708
National Bank of Canada	4,672	259,230
Suncor Energy Inc.	11,758	359,386
TMX Group Ltd.	2,535	234,555
		1,069,879
China - 1.5%
Ping An Insurance Group Co. of China Ltd., Class H (A)	26,000	294,142

Denmark - 1.5%
Carlsberg AS, Class B (A)	1,979	289,583

Finland - 2.5%
Nordea Bank Abp (A)	27,783	218,755
Sampo Oyj, Class A (A)	5,606	253,967
		472,722
France - 13.4%
Air Liquide S.A. (A)	2,289	331,583
BNP Paribas S.A. (A)	3,297	175,315
Engie S.A. (A)	25,032	430,918
Safran S.A. (A)	2,974	480,864
Sanofi (A)	5,318	512,889
Vinci S.A. (A)	2,028	224,639
Vivendi S.A. (A)	14,443	395,626
		2,551,834
Germany - 5.9%
Fresenius Medical Care AG & Co. KGaA (A)	2,551	197,431
Fresenius SE & Co. KGaA (A)	2,473	126,690
SAP SE (A)	4,588	600,399
Vonovia SE (A)	3,303	188,711
		1,113,231
Hong Kong - 0.4%
ESR Cayman Ltd. * (A) (B)	33,000	81,707

Ireland - 4.3%
Medtronic PLC	5,218	602,366
Ryanair Holdings PLC, ADR *	2,409	208,643
		811,009
Israel - 1.2%
Bank Leumi Le-Israel BM (A)	30,562	220,073

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

Italy - 1.8%
Enel SpA (A)	38,443	334,991

Japan - 15.9%
Asahi Group Holdings Ltd. (A)	4,000	185,863
Daiwa House Industry Co. Ltd. (A)	10,696	336,512
Hitachi Ltd. (A)	9,500	362,781
Kao Corp. (A)	3,510	280,468
Makita Corp. (A)	6,300	239,031
Nexon Co. Ltd. (A)	17,600	236,625
Nintendo Co. Ltd. (A)	900	333,347
Pan Pacific International Holdings Corp. (A)	7,892	127,265
Shin-Etsu Chemical Co. Ltd. (A)	2,500	284,558
Sumitomo Mitsui Financial Group Inc. (A)	8,200	287,354
Suzuki Motor Corp. (A)	4,000	181,595
Yamaha Corp. (A)	3,500	176,600
		3,031,999
Luxembourg - 0.6%
ArcelorMittal S.A. (A)	7,503	110,776

Mexico - 0.5%
Arca Continental S.A.B. de C.V.	15,600	88,339

Netherlands - 3.7%
ABN AMRO Bank N.V. (A) (B)	10,119	175,924
Koninklijke DSM N.V. (A)	2,454	300,047
Wolters Kluwer N.V. (A)	2,919	219,434
		695,405
Norway - 3.8%
Equinor ASA (A)	11,878	216,013
Mowi ASA (A)	9,325	222,555
Telenor ASA (A)	15,635	283,109
		721,677
Singapore - 2.7%
DBS Group Holdings Ltd. (A)	18,040	330,976
NetLink NBN Trust (A)	234,600	173,663
		504,639
South Korea - 2.5%
Samsung Electronics Co. Ltd. (A)	10,313	482,640

Spain - 0.0%
Red Electrica Corp. S.A. (A)	180	3,597

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

Sweden - 2.8%
Assa Abloy AB, Class B (A)	14,185	337,543
Epiroc AB, Class A (A)	17,396	201,256
		538,799
Switzerland - 5.3%
ABB Ltd. (A)	16,829	391,628
Novartis AG (A)	6,475	612,499
		1,004,127
United Kingdom - 17.4%
Aon PLC	1,761	387,860
Compass Group PLC (A)	6,890	170,653
Ferguson PLC (A)	2,622	235,010
Howden Joinery Group PLC (A)	13,454	122,108
Informa PLC (A)	23,207	238,294
Network International Holdings PLC * (A) (B)	12,760	102,432
Prudential PLC (A)	20,304	361,362
RELX PLC (A)	20,055	532,571
Royal Dutch Shell PLC, Class A (A)	12,622	331,993
RSA Insurance Group PLC (A)	25,238	183,099
Tesco PLC (A)	98,067	320,621
Unilever PLC (A)	3,600	215,019
Weir Group PLC/The (A)	6,168	109,428
		3,310,450
Total Common Stocks ( Cost $13,920,937 )		17,967,205
PREFERRED STOCK - 2.4%
Germany - 2.4%
Volkswagen AG (A)	2,529	455,322
Total Preferred Stocks ( Cost $467,843 )		455,322
SHORT-TERM INVESTMENTS - 2.2%
United States - 2.2%
State Street Institutional U.S. Government Money Market Fund, 1.52%, Premier Class (C)	415,059	415,059
Total Short-Term Investments ( Cost $415,059 )		415,059
TOTAL INVESTMENTS - 99.1% ( Cost $14,803,839 )		18,837,586
NET OTHER ASSETS AND LIABILITIES - 0.9%		173,039
TOTAL NET ASSETS - 100.0%		$19,010,625

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "fund" and collectively, the "funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE"), usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended January 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of January 31, 2020, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of January 31, 2020, in valuing the funds' investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	1/31/20
Conservative Allocation
Investment Companies	$65,649,414	$—	$—	$65,649,414
Short-Term Investments	5,000,838	—	—	5,000,838
	70,650,252	—	—	70,650,252
Moderate Allocation
Investment Companies	127,335,675	—	—	127,335,675
Short-Term Investments	16,170,877	—	—	16,170,877
	143,506,552	—	—	143,506,552
Aggressive Allocation
Investment Companies	58,151,861	—	—	58,151,861
Short-Term Investments	11,892,293	—	—	11,892,293
	70,044,154	—	—	70,044,154
Tax-Free Virginia
Municipal Bonds	—	22,080,712	—	22,080,712
Tax-Free National
Municipal Bonds	—	23,518,807	—	23,518,807
High Quality Bond
Corporate Notes and Bonds	—	39,469,617	—	39,469,617
U.S. Government and Agency Obligations	—	55,657,850	—	55,657,850
Short-Term Investments	1,138,733	—	—	1,138,733
	1,138,733	95,127,467	—	96,266,200
Core Bond
Assets:
Asset Backed Securities	—	7,266,757	—	7,266,757
Collateralized Mortgage Obligations	—	7,577,221	—	7,577,221
Commercial Mortgage-Backed Securities	—	4,367,721	—	4,367,721
Corporate Notes and Bonds	—	30,939,740	—	30,939,740
Long Term Municipal Bonds	—	1,366,025	—	1,366,025
Mortgage Backed Securities	—	29,557,520	—	29,557,520
U.S. Government and Agency Obligations	—	37,115,150	—	37,115,150

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

Short-Term Investments	4,520,772	—	—	4,520,772
Call Options Purchased	6,563	—	—	6,563
Put Options Purchased	2,187	—	—	2,187
	4,529,522	118,190,134	—	122,719,656
Liabilities:
Call Options Written	(10,000)	—	—	(10,000)
Corporate Bond
Corporate Notes and Bonds	—	14,181,573	—	14,181,573
Short-Term Investments	413,576	—	—	413,576
	413,576	14,181,573	—	14,595,149
High Income
Corporate Notes and Bonds	—	15,899,744	—	15,899,744
Exchange Traded Funds	472,662	—	—	472,662
U.S. Government and Agency Obligations	—	1,074,868	—	1,074,868
Short-Term Investments	1,769,008	—	—	1,769,008
	2,241,670	16,974,612	—	19,216,282
Diversified Income
Common Stocks	114,577,789	—	—	114,577,789
Asset Backed Securities	—	2,820,510	—	2,820,510
Collateralized Mortgage Obligations	—	1,991,519	—	1,991,519
Commercial Mortgage-Backed Securities	—	2,103,808	—	2,103,808
Corporate Notes and Bonds	—	16,183,025	—	16,183,025
Long Term Municipal Bonds	—	1,188,415	—	1,188,415
Mortgage Backed Securities	—	11,016,457	—	11,016,457
U.S. Government and Agency Obligations	—	15,271,895	—	15,271,895
Short-Term Investments	2,481,055	—	—	2,481,055
	117,058,844	50,575,629	—	167,634,473
Covered Call & Equity Income
Assets:
Common Stocks	98,261,265	—	—	98,261,265
Exchange Traded Funds	6,547,074	—	—	6,547,074
Short-Term Investments	18,822,223	—	—	18,822,223
Put Options Purchased	1,085,000	—	—	1,085,000
	124,715,562	—	—	124,715,562
Liabilities:
Call & Put Options Written	(2,128,642)	—	—	(2,128,642)
Dividend Income
Common Stocks	220,194,080	—	—	220,194,080
Short-Term Investments	2,188,701	—	—	2,188,701
	222,382,781	—	—	222,382,781
Large Cap Value
Common Stocks	65,169,315	—	—	65,169,315
Short-Term Investments	1,424,300	—	—	1,424,300
	66,593,615	—	—	66,593,615
Investors
Common Stocks	323,242,413	—	—	323,242,413

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

Short-Term Investments	23,482,959	—	—	23,482,959
	346,725,372	—	—	346,725,372
Mid Cap
Common Stocks	551,254,865	—	—	551,254,865
Short-Term Investments	43,842,774	—	—	43,842,774
	595,097,639	—	—	595,097,639
Small Cap
Common Stocks	224,103,372	—	—	224,103,372
Short-Term Investments	14,319,905	—	—	14,319,905
	238,423,277	—	—	238,423,277
International Stock
Common Stocks
Australia	—	235,586	—	235,586
Canada	—	1,069,879	—	1,069,879
China	—	294,142	—	294,142
Denmark	—	289,583	—	289,583
Finland	—	472,722	—	472,722
France	—	2,551,834	—	2,551,834
Germany	—	1,113,231	—	1,113,231
Hong Kong	—	81,707	—	81,707
Ireland	811,009	—	—	811,009
Israel	—	220,073	—	220,073
Italy	—	334,991	—	334,991
Japan	—	3,031,999	—	3,031,999
Luxembourg	—	110,776	—	110,776
Mexico	—	88,339	—	88,339
Netherlands	—	695,405	—	695,405
Norway	—	721,677	—	721,677
Singapore	—	504,639	—	504,639
South Korea	—	482,640	—	482,640
Spain	—	3,597	—	3,597
Sweden	—	538,799	—	538,799
Switzerland	—	1,004,127	—	1,004,127
United Kingdom	387,860	2,922,590	—	3,310,450
Preferred Stocks	—	455,322	—	455,322
Short-Term Investments	415,059	—	—	415,059
	1,613,928	17,223,658	—	18,837,586

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund's financial position, and results of operations.

The following table presents the types of derivatives in the Core Bond Fund and Covered Call & Equity Income Fund as of January 31, 2020 and their effects:

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income	Equity contracts, options purchased	$1,085,000	Equity contracts, options written	$2,128,642
Core Bond	Interest rate, options purchased	8,750	Interest rate, options written	10,000

3. . FEDERAL INCOME TAX INFORMATION
At January 31, 2020, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$4,706,917	$97,207	$4,609,710
Moderate Allocation	13,794,303	461,881	13,332,422
Aggressive Allocation	7,033,099	346,662	6,686,437
Tax-Free Virginia	1,355,016	-	1,355,016
Tax-Free National	1,621,838	-	1,621,838
High Quality Bond	2,085,961	58	2,085,903
Core Bond	7,494,274	666,277	6,827,997
Corporate Bond	1,287,088	25,442	1,261,646
High Income	433,497	440,166	(6,669)
Diversified Income	37,285,192	1,492,821	35,792,371
Covered Call & Equity Income	4,040,528	28,508,044	(24,467,516)
Dividend Income	34,961,066	2,057,852	32,903,214
Large Cap Value	11,691,172	600,385	11,090,787
Investors	103,186,440	4,581,592	98,604,848
Mid Cap	220,097,291	4,108,856	215,988,435
Small Cap	53,759,671	8,773,863	44,985,808
International Stock	4,493,022	459,275	4,033,747

4. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

As of January 31, 2020, the aggregate fair value of securities on loan for the Madison fund family was $17,891,181. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. Treasuries or Government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund's portfolio of investments for individual securities identified on loan.

	Market Value on Loan	Cash Collateral	Non-Cash Collateral
Conservative Allocation	$1,867,285	$1,936,144	$-
Moderate Allocation	6,586,215	6,862,843	-
Aggressive Allocation	5,926,898	6,187,364	-
Core Bond	214,390	219,765	-
High Income	1,092,540	1,118,177	-
Diversified Income	121,588	124,583	-
Covered Call & Equity Income	834,981	565,308	322,705
Small Cap	1,247,284	-	1,279,488

5. CONCENTRATION OF RISK Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund's investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Madison Funds | January 31, 2020

Notes to Portfolio of Investments (unaudited)

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

5. Subsequent Events: Management has evaluated the impact of all subsequent events on the funds through the date of the Schedule of Portfolio Holdings were available for issue. No events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the Schedule of Portfolio Holdings.